INVESTMENTS ( Loans) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial Real Estate Portfolio Segment [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	$ 49	$ 80
Age Analysis of Past Due Mortgage Loans [Abstract]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	0	0
Current	49	80
Total financing receivables	49	80
Recorded Investment 90 Days Past Due and Still Accruing	0	0
Commercial Real Estate Portfolio Segment [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	14	15
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	14	15
Commercial Real Estate Portfolio Segment [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	17	17
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	17	17
Commercial Real Estate Portfolio Segment [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	6	47
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	6	47
Commercial Real Estate Portfolio Segment [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	12	1
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	12	1
Commercial Real Estate Portfolio Segment [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 0%-50% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	33	23
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	33	23
Commercial Real Estate Portfolio Segment [Member] | 0%-50% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	4	5
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	4	5
Commercial Real Estate Portfolio Segment [Member] | 0%-50% [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 0%-50% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	17	17
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	17	17
Commercial Real Estate Portfolio Segment [Member] | 0%-50% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 0%-50% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	12	1
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	12	1
Commercial Real Estate Portfolio Segment [Member] | 0%-50% [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 50%-70% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	6	41
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	6	41
Commercial Real Estate Portfolio Segment [Member] | 50%-70% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 50%-70% [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 50%-70% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 50%-70% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	6	41
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	6	41
Commercial Real Estate Portfolio Segment [Member] | 50%-70% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 50%-70% [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 70%-90% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	6
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	6
Commercial Real Estate Portfolio Segment [Member] | 70%-90% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 70%-90% [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 70%-90% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 70%-90% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	6
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	6
Commercial Real Estate Portfolio Segment [Member] | 70%-90% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 70%-90% [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 90% Plus [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	10	10
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	10	10
Commercial Real Estate Portfolio Segment [Member] | 90% Plus [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	10	10
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	10	10
Commercial Real Estate Portfolio Segment [Member] | 90% Plus [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 90% Plus [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 90% Plus [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 90% Plus [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | 90% Plus [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | With No Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average Record investments	0	0
Interest Income recognized	0	0
Commercial Real Estate Portfolio Segment [Member] | With Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	10	10
Unpaid principal balance	10	10
Related allowance	(4)	(3)
Average Record investments	10	10
Interest Income recognized	0	0
Agricultural Real Estate Portfolio Segment [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	47
Age Analysis of Past Due Mortgage Loans [Abstract]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	0	0
Current	0	47
Total financing receivables	0	47
Recorded Investment 90 Days Past Due and Still Accruing	0	0
Agricultural Real Estate Portfolio Segment [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		2
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		2
Agricultural Real Estate Portfolio Segment [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		7
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		7
Agricultural Real Estate Portfolio Segment [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		11
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		11
Agricultural Real Estate Portfolio Segment [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		4
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		4
Agricultural Real Estate Portfolio Segment [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		23
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		23
Agricultural Real Estate Portfolio Segment [Member] | 0%-50% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		37
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		37
Agricultural Real Estate Portfolio Segment [Member] | 0%-50% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		1
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		1
Agricultural Real Estate Portfolio Segment [Member] | 0%-50% [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 0%-50% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		5
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		5
Agricultural Real Estate Portfolio Segment [Member] | 0%-50% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		9
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		9
Agricultural Real Estate Portfolio Segment [Member] | 0%-50% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		1
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		1
Agricultural Real Estate Portfolio Segment [Member] | 0%-50% [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		21
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		21
Agricultural Real Estate Portfolio Segment [Member] | 50%-70% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		10
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		10
Agricultural Real Estate Portfolio Segment [Member] | 50%-70% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		1
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		1
Agricultural Real Estate Portfolio Segment [Member] | 50%-70% [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 50%-70% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		2
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		2
Agricultural Real Estate Portfolio Segment [Member] | 50%-70% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		2
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		2
Agricultural Real Estate Portfolio Segment [Member] | 50%-70% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		3
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		3
Agricultural Real Estate Portfolio Segment [Member] | 50%-70% [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		2
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		2
Agricultural Real Estate Portfolio Segment [Member] | 70%-90% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 70%-90% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 70%-90% [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 70%-90% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 70%-90% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 70%-90% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 70%-90% [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 90% Plus [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 90% Plus [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 90% Plus [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 90% Plus [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 90% Plus [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 90% Plus [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | 90% Plus [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Agricultural Real Estate Portfolio Segment [Member] | With No Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average Record investments	0	0
Interest Income recognized	0	0
Agricultural Real Estate Portfolio Segment [Member] | With Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average Record investments	0	0
Interest Income recognized	0	0
Total Mortgages Loan [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	49	127
Age Analysis of Past Due Mortgage Loans [Abstract]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	0	0
Current	49	127
Total financing receivables	49	127
Recorded Investment 90 Days Past Due and Still Accruing	0	0
Total Mortgages Loan [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		17
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		17
Total Mortgages Loan [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		24
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		24
Total Mortgages Loan [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		58
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		58
Total Mortgages Loan [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		5
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		5
Total Mortgages Loan [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		23
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		23
Total Mortgages Loan [Member] | 0%-50% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		60
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		60
Total Mortgages Loan [Member] | 0%-50% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		6
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		6
Total Mortgages Loan [Member] | 0%-50% [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 0%-50% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		22
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		22
Total Mortgages Loan [Member] | 0%-50% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		9
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		9
Total Mortgages Loan [Member] | 0%-50% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		2
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		2
Total Mortgages Loan [Member] | 0%-50% [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		21
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		21
Total Mortgages Loan [Member] | 50%-70% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		51
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		51
Total Mortgages Loan [Member] | 50%-70% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		1
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		1
Total Mortgages Loan [Member] | 50%-70% [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 50%-70% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		2
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		2
Total Mortgages Loan [Member] | 50%-70% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		43
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		43
Total Mortgages Loan [Member] | 50%-70% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		3
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		3
Total Mortgages Loan [Member] | 50%-70% [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		2
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		2
Total Mortgages Loan [Member] | 70%-90% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		6
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		6
Total Mortgages Loan [Member] | 70%-90% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 70%-90% [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 70%-90% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 70%-90% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		6
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		6
Total Mortgages Loan [Member] | 70%-90% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 70%-90% [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 90% Plus [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		10
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		10
Total Mortgages Loan [Member] | 90% Plus [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		10
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		10
Total Mortgages Loan [Member] | 90% Plus [Member] | 1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 90% Plus [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 90% Plus [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 90% Plus [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | 90% Plus [Member] | Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		0
Total Mortgages Loan [Member] | With No Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average Record investments	0	0
Interest Income recognized	0	0
Total Mortgages Loan [Member] | With Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	10	10
Unpaid principal balance	10	10
Related allowance	(4)	(3)
Average Record investments	10	10
Interest Income recognized	$ 0	$ 0